Performance Management	Dec. 29, 2025
Archer Balanced Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and tables below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years with those of a broad-based market index and a performance average of similar mutual funds. The performance information set forth below reflects the historical performance of the Predecessor Fund shares.

Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available by calling the Fund toll-free at 1-800-238-7701.

Performance Past Does Not Indicate Future [Text]	Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future
Bar Chart [Heading]	Archer Balanced Fund Calendar Year return as of December 31, 2024:
Bar Chart [Table]
Bar Chart Closing [Text Block]

The calendar year-to-date return for the Fund as of September 30, 2025, was 10.95%. During the periods shown, the highest return for a quarter was 10.32% (quarter ended June 30, 2020); and the lowest return was -16.54% (quarter ended March 31, 2020).

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	10.32%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(16.54%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2024) The Balanced Fund
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance [Table]
	1 Year	5 Years	10 Years
Return Before Taxes	12.17%	7.05%	6.58%
Return After Taxes on Distributions (1)	10.83%	6.21%	5.75%
Return After Taxes on Distributions and Sale of Fund Shares (1)	7.73%	5.24%	4.93%
Dow Jones Moderate U.S. Portfolio Index (reflects no deductions for fees, expenses, or taxes) (2)	11.25%	6.94%	7.20%
Morningstar Moderate Target Risk Index (3)	8.20%	5.36%	6.05%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than 12 months. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2)	The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Dow Jones Moderate Portfolio is a member of the Dow Jones Relative Risk Indexes that measures the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk. The indexes are designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. Investors can identify an appropriate benchmark as the index that has the most similar historic risk characteristics.
(3)	The Morningstar Moderate Target Risk Index is a member of the Morningstar Target Risk Series that spans the risk spectrum from conservative to aggressive. The indexes can serve as benchmarks to help with target-risk mutual fund selection and evaluation by offering an objective yardstick for performance comparison. Morningstar indexes cover a global set of stocks, bonds, and commodities and are specifically designed to be seamless, investable building blocks that deliver pure asset-class exposure.

Performance Availability Phone [Text]	1-800-238-7701
Archer Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and tables below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years with those of a broad-based market index and a performance average of similar mutual funds.

Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available by calling the Fund toll-free at 1-800-238-7701.

Performance Past Does Not Indicate Future [Text]	Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future
Bar Chart [Heading]	Archer Income Fund Calendar Year returns as of December 31, 2024
Bar Chart [Table]
Bar Chart Closing [Text Block]

The calendar year-to-date return for the Fund as of September 30, 2025, was 4.47%. During the period shown, the highest return for a quarter was 4.40% (quarter ended June 30, 2020); and the lowest return was -3.91% (quarter ended June 30, 2022).

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	4.40%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(3.91%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2024) The Income Fund
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance [Table]
	1 Year	5 Years	10 Years
Return Before Taxes	4.90%	1.61%	2.09%
Return After Taxes on Distributions (1)	3.30%	0.33%	0.85%
Return After Taxes on Distributions and Sale of Fund Shares (1)	2.88%	0.68%	1.05%
Barclay's Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (2)	1.24%	-0.33%	1.35%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than 12 months. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2)	The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Barclay's Capital U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS. The U.S. Aggregate Index was created in 1986.

Performance Availability Phone [Text]	1-800-238-7701
Archer Stock Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and tables below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years with those of a broad-based market index and a performance average of similar mutual funds.

Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available by calling the Fund toll-free at 1-800-238-7701.

Performance Past Does Not Indicate Future [Text]	Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future
Bar Chart [Heading]	Archer Stock Fund Calendar Year returns as of December 31, 2024
Bar Chart [Table]
Bar Chart Closing [Text Block]

The calendar year-to-date return for the Fund as of September 30, 2025, was 12.96%. During the period shown, the highest return for a quarter was 21.65% (quarter ended June 30, 2020); and the lowest return was -18.14% (quarter ended December 31, 2018).

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	21.65%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(18.14%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2024) The Stock Fund
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance [Table]
	1 Year	5 Years	10 Years
Return Before Taxes	13.01%	11.65%	8.82%
Return After Taxes on Distributions (1)	10.83%	10.51%	7.93%
Return After Taxes on Distributions and Sale of Fund Shares (1)	9.02%	9.17%	7.03%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (2)	24.79%	14.51%	13.09%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than 12 months. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2)	The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The S&P 500 is a widely recognized, unmanaged index of common stock prices. The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Performance Availability Phone [Text]	1-800-238-7701
Archer Dividend Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and tables below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years with those of a broad-based market index and a performance average of similar mutual funds.

Remember the Fund’s past performance, before and after taxes, when such is provided is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available by calling the Fund toll-free at 1-800-238-7701.

Performance Past Does Not Indicate Future [Text]	Remember the Fund’s past performance, before and after taxes, when such is provided is not necessarily an indication of how the Fund will perform in the future
Bar Chart [Heading]	Archer Dividend Growth Fund Calendar Year returns as of December 31, 2024
Bar Chart [Table]
Bar Chart Closing [Text Block]

The calendar year-to-date return for the Fund as of September 30, 2025, was 11.69%. During the period shown, the highest return for a quarter was 12.82% (quarter ended December 31, 2022); and the lowest return was -25.73% (quarter ended March 31, 2020).

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	12.82%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(25.73%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2024) The Dividend Growth Fund
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance [Table]
	1 Year	5 Years	Since Inception (9/1/2016)
Return Before Taxes	13.93%	5.93%	6.39%
Return After Taxes on Distributions (1)	12.63%	4.74%	5.17%
Return After Taxes on Distributions and Sale of Fund Shares (1)	8.22%	4.04%	4.45%
Morningstar Dividend Yield Focus Index (reflects no deductions for fees, expenses, or taxes) (2)	13.26%	4.95%	4.20%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than 12 months. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2)	The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Morningstar® Dividend Yield Focus IndexSM offers exposure to high quality U.S.-domiciled companies that have had strong financial health and an ability to sustain above average dividend payouts. Underlying Index constituents are drawn from the pool of stocks issued by U.S.-domiciled companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities, or The NASDAQ Stock Market.

Performance Availability Phone [Text]	1-800-238-7701
Archer Focus Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and tables below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years with those of a broad-based market index and a performance average of similar mutual funds.

Remember the Fund’s past performance, before and after taxes, when such is provided is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available by calling the Fund toll-free at 1-800-238-7701.

Performance Past Does Not Indicate Future [Text]	Remember the Fund’s past performance, before and after taxes, when such is provided is not necessarily an indication of how the Fund will perform in the future
Bar Chart [Heading]	Archer Focus Fund Calendar Year return as of December 31, 2024:
Bar Chart [Table]
Bar Chart Closing [Text Block]

The calendar year-to-date return for the Fund as of September 30, 2025, was 2,54%. During the period shown, the highest return for a quarter was 16.70% (quarter ended June 30, 2020); and the lowest return was -21.89% (quarter ended March 31, 2020).

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	16.70%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(21.89%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2024) The Focus Fund
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance [Table]
	1 Year	5 Years	Since Inception (12/30/2019)
Return Before Taxes	14.96%	9.46%	9.51%
Return After Taxes on Distributions (1)	11.11%	7.32%	7.39%
Return After Taxes on Distributions and Sale of Fund Shares (1)	9.77%	6.65%	6.71%
Dow Jones Industrial Average (reflects no deductions for fees, expenses, or taxes) (2)	14.86%	10.54%	10.59%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than 12 months. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2)	The Dow Jones Industrial Average Index is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials. The 30 stocks are chosen by the editors of the Wall Street Journal (which is published by Dow Jones & Company), a practice that dates back to the beginning of the nineteenth century. The Dow is computed using a price-weighted indexing system, rather than the more common market cap-weighted indexing system.

Performance Availability Phone [Text]	1-800-238-7701
Archer Multi Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and tables below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years with those of a broad-based market index and a performance average of similar mutual funds.

Remember the Fund’s past performance, before and after taxes, when such is provided is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available by calling the Fund toll-free at 1-800-238-7701.

Performance Past Does Not Indicate Future [Text]	Remember the Fund’s past performance, before and after taxes, when such is provided is not necessarily an indication of how the Fund will perform in the future
Bar Chart [Heading]	Archer Multi Cap Fund Calendar Year return as of December 31, 2024:
Bar Chart [Table]
Bar Chart Closing [Text Block]

The calendar year-to-date return for the Fund as of September 30, 2025, was 10.59%. During the period shown, the highest return for a quarter was 17.74% (quarter ended June 30, 2020); and the lowest return was -20.82% (quarter ended March 31, 2020).

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	17.74%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(20.82%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2024) The Multi Cap Fund
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance [Table]
	1 Year	5 Years	Since Inception (12/30/2019)
Return Before Taxes	21.82%	10.46%	10.47%
Return After Taxes on Distributions (1)	20.45%	9.68%	9.70%
Return After Taxes on Distributions and Sale of Fund Shares (1)	13.29%	8.08%	8.10%
S&P 400 Mid Cap Index (reflects no deductions for fees, expenses, or taxes) (2)	13.77%	10.29%	10.31%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than 12 months. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2)	The Standard & Poor's 400 Index ("S&P 400") is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is composed of 400 medium capitalization domestic common stocks and is representative of a broader market range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Performance Availability Phone [Text]	1-800-238-7701